Financial instruments related to commodity contracts - Cash flow hedge (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	$ 2,770	$ (5,524)	$ 445
Recycled amount from other comprehensive income to the income statement of the period	117	1,317	(56)
Cash flow hedge
Cash flow hedge
Ineffective portion of hedge	$ 124	$ 132	$ 0